UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22263

Exchange Traded Concepts Trust
(Exact name of Registrant as specified in charter)

J. Garrett Stevens
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
(Address of principal executive offices) (Zip code)

Exchange Traded Concepts Trust
10900 Hefner Pointe Drive
Suite 207
Oklahoma City, OK 73120
 (Name and address of agent for service)

Copy to:
Christopher Menconi
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: August 31, 2017

Date of reporting period: November 30, 2016

Item 1.  Schedule of Investments

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
November 30, 2016 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Argentina — 4.4%
Information Technology — 4.4%
MercadoLibre	7,889	$1,245,042
Total Argentina		1,245,042

Brazil — 0.3%
Consumer Discretionary — 0.3%
B2W Cia Digital*	29,211	97,845
Total Brazil		97,845

China — 67.0%
Consumer Discretionary — 19.1%
500.com ADR, Cl A*	6,417	89,196
Cogobuy Group*	109,000	165,819
Ctrip.com International ADR*	27,393	1,238,985
JD.com ADR*	67,669	1,818,266
Qunar Cayman Islands ADR*	32,411	973,302
Tuniu ADR*	19,320	175,426
Vipshop Holdings ADR*	82,294	923,339
		5,384,333
Industrials — 1.2%
51job ADR*	9,388	332,054

Information Technology — 46.7%
21Vianet Group ADR*	10,465	82,150
58.com ADR*	14,033	450,038
Alibaba Group Holding ADR*	27,098	2,547,754
Autohome ADR*	6,210	171,272
Baidu ADR*	10,114	1,688,532
Bitauto Holdings ADR*	12,075	272,291
Fang Holdings ADR*	26,910	78,846
HC International*	125,197	91,194
Kingdee International Software Group	544,000	235,648
Momo ADR*	31,521	678,490
NetEase ADR	7,820	1,752,462
NQ Mobile ADR, Cl A*	20,585	77,194
Renren ADR*	23,644	45,396
SINA*	14,443	1,112,978
Sohu.com*	7,636	264,435
Tencent Holdings	93,592	2,337,191
Weibo ADR*	19,799	1,015,887
YY ADR*	4,853	209,989
		13,111,747
Total China		18,828,134

Description	Shares	Fair Value
Cyprus — 0.2%
Information Technology — 0.2%
QIWI ADR	4,439	$59,039
Total Cyprus		59,039

Germany — 0.8%
Information Technology — 0.8%
Rocket Internet*	11,868	225,732
Total Germany		225,732

Hong Kong — 0.4%
Information Technology — 0.4%
NetDragon Websoft	31,500	99,495
Total Hong Kong		99,495

India — 1.4%
Consumer Discretionary — 0.6%
Makemytrip*	6,946	167,746

Information Technology — 0.8%
Info Edge India	14,283	187,299
Just Dial*	6,877	38,138
		225,437
Total India		393,183

Netherlands — 4.1%
Information Technology — 4.1%
Yandex, Cl A*	60,747	1,154,800
Total Netherlands		1,154,800

Russia — 1.3%
Information Technology — 1.3%
Mail.Ru Group GDR*	19,596	352,728
Total Russia		352,728

South Africa — 6.9%
Consumer Discretionary — 6.9%
Naspers, Cl N	13,248	1,940,846
Total South Africa		1,940,846

South Korea — 12.6%
Consumer Discretionary — 0.1%
Interpark	8,119	32,989

Information Technology — 12.5%
Com2uSCorp*	2,346	169,370
Gamevil*	1,058	48,327
Kakao	9,062	602,299
NAVER	2,534	1,729,722
NCSoft	3,588	834,811

EMQQ The Emerging Markets Internet & Ecommerce ETF
Schedule of Investments
November 30, 2016 (Unaudited)

Description	Shares	Fair Value
South Korea — (continued)
NHN Entertainment*	2,967	$118,650
		3,503,179
Total South Korea		3,536,168

Taiwan — 0.6%
Information Technology — 0.6%
PChome Online	17,695	160,445
Total Taiwan		160,445

Total Common Stock
(Cost $31,356,618)		28,093,457

Total Investments - 100.0%
(Cost $31,356,618) †		$28,093,457

Percentages are based on Net Assets of $28,089,108.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

As of November 30, 2016, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

For the period ended November 30, 2016, there have been no transfers between Level 1, Level 2 or Level 3 investments. It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period. For the period ended November 30, 2016, there were no Level 3 investments.

†	At November 30, 2016, the tax basis cost of the Fund's investments was $31,356,618, and the unrealized appreciation and depreciation were $234,505 and $(3,497,666), respectively.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

EMC-QH-001-0500

Item 2.  Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Traded Concepts Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, Trustee and President

Date: January 25, 2017

By (Signature and Title)	/s/ James J. Baker, Jr.
James J. Baker, Jr., Treasurer

Date: January 25, 2017